Note 7 - Leases	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Operating Leases of Lessor Disclosure [Text Block]
7.	Leases

A. Lease arrangements, under which the Company acts as the lessee

Bareboat Chartered-in Vessels:

On
January
29,
2015
and
March
31,
2015,
the Company sold and leased back M/T Stenaweco Energy and M/T Stenaweco Evolution respectively (refer to Note
5).
The vessels were chartered back on a bareboat basis for
7
years at a bareboat hire of
$8,586
per day and
$8,625
per day respectively. In addition, the Company has the option to buy back each vessel from the end of year
3
up to the end of year
7
at purchase prices stipulated in the bareboat agreement depending on when the option is exercised.

The abovementioned sale and leaseback transactions contain, customary covenants and event of default clauses, including cross-default provisions and restrictive covenants and performance requirements. The Company must maintain a consolidated leverage ratio of not more than
75%
and maintain minimum free liquidity of
$750
per vessel owned and
$500
per bareboat chartered-in vessel at all times which is certified quarterly. As of
December
31,
2016,
the Company is in compliance with the consolidated leverage ratio and the minimum free liquidity covenants.

As of
December
31,
2016,
cash and cash equivalents amounted to
$5,594
of which an amount of
$4,000
is presented as restricted cash due to the abovementioned minimum liquidity covenant.

The Company has treated the sale and leaseback of the abovementioned vessels as an operating lease. Losses from the sale of these two
vessels amounted to
$11,600
which are amortized over the duration of the leases. The amortization for the year is presented under “Amortization of prepaid bareboat charter hire” in the accompanying statement of consolidated income/(loss) and amounted to
$1,431
and
$1,577
for the years ended
December
31,
2015
and
2016
respectively.

As at
December
31,
2016,
the outstanding balance of the Prepaid bareboat charter hire was
$8,592,
presented in the accompanying consolidated balance sheets as follows:

Current portion of Prepaid bareboat charter hire	1,657
Non-current portion of Prepaid bareboat charter hire	6,935
Total	8,592

Future minimum lease payments:

The Company's future minimum lease payments required to be made after
December
31,
2016,
relating to bareboat chartered-in vessels M/T Stenaweco Energy and M/T Stenaweco Evolution are as follows:

Year ending December 31,	Bareboat Charter Lease Payments
2017	6,282
2018	6,282
2019	6,282
2020	6,299
2021	6,282
2022	1,034
Total	32,461

B. Lease arrangements, under which the Company acts as the lessor

Charter agreements:

In
2016,
the Company operated all of its vessels under time charters with Stena Weco A/S (M/T Stenaweco Energy, M/T Stenaweco Evolution and M/T Stenaweco Excellence), BP Shipping (M/T Eco Fleet and M/T Eco Revolution) and Dampskibsselskabet NORDEN A/S (M/T Nord Valiant). Future minimum time-charter receipts (excluding any off hire days, scheduled maintenance days and excluding commissions), based on the vessels commitments to these non-cancellable time charter contracts, as of
December
31,
2016,
are as follows:

Year ending December 31,	Time Charter receipts
2017	33,991
2018	32,048
2019	20,821
2020	8,626
2021	3,814
Total	99,300